Taxation - Net deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Deferred tax assets	£ 100	£ 119
Deferred tax liabilities	(1,945)	(1,972)
Net deferred tax liabilities	£ (1,845)	£ (1,853)	£ (1,894)